SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) (Paranthetical) - $ / shares			6 Months Ended	12 Months Ended
	Jan. 27, 2025	Jan. 23, 2025	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Weighted average share price, recapitalized			$ 2.746
Weighted average share price	$ 4.10	$ 4.10	$ 2.098
Weighted average remaining contractual life			2 years 10 days	2 years 6 months 25 days